UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2011

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ  07960
                        ------------------------

FORM 13F FILE NUMBER: 28-  10831
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------
Title:     Counsel
           -------
Phone:     (973) 984-1233
           --------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                Morristown, NJ               11/14/2011
----------------------              ----------------             ------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       40
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Form 13F Information Table Value Total:       $37,755     (thousands)
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List of Other Included Managers:     None
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


                     W.R. Huff Asset Management Co., L.L.C.
                           Form 13F Information Table
                               September 30, 2011



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Alliant Energy Corp           Com        018802108     371       9,600  SH          SOLE                9,600
American Elec Pwr Inc         Com        025537101     476      12,530  SH          SOLE               12,530
Apple Inc                     Com        037833100     598       1,568  SH          SOLE                1,568
Avista Corp                   Com        05379B107     332      13,900  SH          SOLE               13,900
Bristol Myers Squibb Co       Com        110122108     310       9,885  SH          SOLE                9,885
CH Energy Group Inc           Com        12541M102     433       8,298  SH          SOLE                8,298
CMS Energy Corp               Com        125896100     338      17,080  SH          SOLE               17,080
Chevron Corp New              Com        166764100     556       6,000  SH          SOLE                6,000
Cleco Corp New                Com        12561W105     326       9,550  SH          SOLE                9,550
Consolidated Edison Inc       Com        209115104     485       8,500  SH          SOLE                8,500
DTE Energy Co                 Com        233331107     374       7,620  SH          SOLE                7,620
Dominion Res Inc VA New       Com        25746u109     442       8,703  SH          SOLE                8,703
Duke Energy Corp New          Com        26441C105     554      27,718  SH          SOLE               27,718
Entergy Corp New              Com        29364g103     447       6,750  SH          SOLE                6,750
Exelon Corp                   Com        30161N101     372       8,730  SH          SOLE                8,730
FirstEnergy Corp              Com        337932107     335       7,450  SH          SOLE                7,450
Hewlett Packard Co            Com        428236103     520      23,180  SH          SOLE               23,180
Kraft Foods Inc               CL A       50075N104   9,042     269,287  SH          SOLE              269,287
NSTAR                         Com        67019E107     341       7,600  SH          SOLE                7,600
Nextera Energy Inc            Com        65339F101     374       6,920  SH          SOLE                6,920
OGE Energy Corp               Com        670837103     339       7,100  SH          SOLE                7,100
Otter Tail Corp               Com        689648103     352      19,220  SH          SOLE               19,220
PG&E Corp                     Com        69331C108     371       8,760  SH          SOLE                8,760
PPL Corp                      Com        69351T106     465      16,305  SH          SOLE               16,305
Peabody Energy Corp           Com        704549104     468      13,800  SH          SOLE               13,800
Portland Gen Elec Co          Com New    736508847     473      19,984  SH          SOLE               19,984




Portugal Telecom SGPS S A   Sponsored
                              ADR        737273102      88      12,175  SH          SOLE               12,175
Progress Energy Inc           Com        743263105     518      10,015  SH          SOLE               10,015
Public Svc Enterprise Group   Com        744573106     460      13,780  SH          SOLE               13,780
Rentrak Corp                  Com        760174102  13,056   1,037,042  SH          SOLE            1,037,042
SCANA Corp New                Com        80589M102     381       9,430  SH          SOLE                9,430
Sempra Energy                 Com        816851109     349       6,780  SH          SOLE                6,780
Southern Co                   Com        842587107     615      14,512  SH          SOLE               14,512
TECO Energy Inc               Com        872375100     323      18,850  SH          SOLE               18,850
Telefonica S A              Sponsored
                              ADR        879382208     444      23,217  SH          SOLE               23,217
Verizon Communications Inc    Com        92343V104     648      17,600  SH          SOLE               17,600
Vectren Corp                  Com        92240G101     371      13,700  SH          SOLE               13,700
Westar Energy Inc             Com        95709T100     336      12,710  SH          SOLE               12,710
Wisconsin Energy Corp         Com        976657106     342      10,920  SH          SOLE               10,920
Xcel Energy Inc               Com        98389B100     330      13,360  SH          SOLE               13,360




This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.

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